Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Entity Information [Line Items]
Entity Registrant Name	ADIAL PHARMACEUTICALS, INC.
Entity Central Index Key	0001513525